Acquisition of Noncontrolling Interest - Additional Information (Detail) (Begin Smart LLC, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011
Begin Smart LLC
Noncontrolling Interest [Line Items]
Prior joint venture interest ownership percentage		50.00%
Increase in ownership percentage		50.00%
Purchase price for remaining interest		$ 300
Ownership percentage, post acquisition	100.00%